Receivables (Summary Of Other Receivables) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables [Line Items]
Secured promissory note from affiliate, sale of aircraft		$ 6,188	$ 6,188
Development costs receivable from municipality		3,100	3,100
Construction management fee receivable		1,207	779
Escrow proceeds receivable		1,388	4,328
First trust deed mortgage notes receivable		310	316
Property tax refund receivable			1,173
Other receivables		1,539	2,615
Receivables	$ 13,309	$ 13,732	$ 18,499